United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302

(Address of principal executive offices) (Zip code)

John J. O’Keefe
The Singapore Fund Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2004 (unaudited)

COMMON STOCKS—90.84%

Shares			Value

SINGAPORE—90.84%
Automotive—1.41%
3,032,000	Total Automation Ltd.		1,143,288
997,000	YHI International Ltd.		57,548
			1,200,836

Banks & Financial Services—22.70%
896,000	Oversea-Chinese Banking Corp. Ltd.		6,653,208
1,591,712	United Overseas Bank Ltd.		12,650,223
			19,303,431

Communications - Media—4.39%
1,496,683	Singapore Press Holdings Ltd.		3,733,458

Conglomerate—3.19%
222,800	Jardine Matheson Holdings Ltd.		2,718,160

Construction Engineering—3.03%
4,000,000	First Engineering Ltd.		2,575,705

E-Business—4.75%
7,138,000	DMX Technologies Group, Ltd.	*	4,037,330

Education—1.45%
1,950,000	Raffles LaSalle Ltd.		1,233,032

Electronics—3.53%
4,620,000	Jurong Technologies Ltd.		3,001,740

Foods—2.26%
5,514,000	Food Junction Holdings Ltd.		1,919,248

Industrial—5.04%
1,975,000	Singapore Technologies Engineering Ltd.	+	2,417,479
3,599,333	Wing Tai Holdings Ltd.		1,868,780
			4,286,259

Machinery—1.93%
7,000,000	Tat Hong Holdings Ltd.		1,644,622

Property Development—7.16%
300,000	Capitacommercial Trust, Ltd.	*	193,178
1,158,000	City Developments Ltd.		4,097,807
990,000	Hongkong Land Holdings, Ltd.		1,801,800
			6,092,785

Publishing—0.17%
1,932,000	Panpac Media Group, Ltd.	*	145,701

Recycling—5.83%
14,023,000	Citiraya Industries, Ltd.		4,962,310

Shipyards—4.33%
587,500	Keppel Corp. Ltd.	+	2,487,963
1,987,000	Sembcorp Marine Ltd.	+	1,198,793
			3,686,756

Telecommunications—8.43%
5,395,000	Singapore Telecommunications Ltd.	+	7,167,044

Transportation - Air—4.88%
644,150	Singapore Airlines Ltd.	+	4,147,851

Transportation - Marine—4.11%
7,000,000	Cosco Corp. (Singapore Ltd.)		3,492,285

Water Treatment Systems—2.25%
2,240,313	Hyflux Ltd.		1,910,465

Total Common Stocks (Cost—$65,344,768)			77,259,018

PREFERRED STOCKS—1.61%

Shares			Value

SINGAPORE—1.61%
Property Development—1.61%
463,200	City Developments Ltd. (Non-convertible Cumulative) (Cost—$269,867)	*	1,370,414

WARRANTS—0.28%

Shares			Value

SINGAPORE—0.28%
Property Development—0.28%
115,800	City Developments Ltd. (Cost—$0)	*	239,151

TIME DEPOSITS—1.07%

Principal Amount (000)			Value

U.S. DOLLAR TIME DEPOSITS —1.07%
120	Bank of New York, 0.05%, due 8/2/04		119,906
785	Citibank Singapore, 0.50%, due 8/2/04		785,383

Total U.S. Dollar Time Deposits (Cost—$905,289)			905,289
Total Investments—93.80%
(Cost—$66,519,924)			79,773,872

Other assets less liabilities—6.20%			5,272,240

NET ASSETS	(Applicable to 9,207,133 shares of capital stock outstanding; equivalent to $9.24 per share)	-100.00%	$85,046,112

*                 Non-income producing securities.

+                 Deemed to be an affiliated issuer.

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2004 is filed herewith.

Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act of 1940 (17 CFR 270.30a–2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.
By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: September 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer		Date: September 15, 2004

\s\ Ikuo Mori
Ikuo Mori, Chairman		Date: September 15, 2004